PROPERTY, PLANT AND EQUIPMENT (Narrative) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Included in inventory [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Amortization related to property, plant and equipment	$ 0	$ 2,077	$ 3,025
Included in cost of goods sold [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Amortization related to property, plant and equipment	91,898	107,631	118,654
Included in amortization expenses [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Amortization related to property, plant and equipment	16,217	12,299	320,926
Included in research expense [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Amortization related to property, plant and equipment	$ 986,307	$ 589,999	$ 525,916